LEASE (Schedule of Future Minimum Lease Payments of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
2021	$ 23,186
2022	20,461
2023	14,786
2024	11,670
2025	10,315
After 2026	33,227
Total operating lease payments	113,645
Less: imputed interest	17,122
Present value of lease liabilities	$ 96,523